Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	CAD 720,681
Asset at end of period	729,533	CAD 720,681
Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	168,622
Asset at end of period	174,000	168,622
Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	19,496
Asset at end of period	21,545	19,496
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	33,282	33,096
Net realized/unrealized gains (losses) included in net income	770	1,014
Net realized/unrealized gains (losses) included in net AOCI	1	10
Purchases	4,707	3,395
Sales	(2,077)	(2,407)
Settlements	(942)	(885)
Transfer into Level 3	25	46
Transfer out of Level 3	(205)	(242)
Currency Movement	(1,460)	(745)
Asset at end of period	34,101	33,282
Change in unrealized gains (losses) on assets still held	558	1,132
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	14,849	12,977
Net realized/unrealized gains (losses) included in net income	395	786
Net realized/unrealized gains (losses) included in net AOCI		9
Purchases	3,022	2,171
Sales	(435)	(76)
Settlements	(837)	(685)
Currency Movement	(791)	(333)
Asset at end of period	16,203	14,849
Change in unrealized gains (losses) on assets still held	244	847
Level 3 [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	7
Purchases		7
Sales	(4)
Asset at end of period	3	7
Level 3 [Member] | Real estate and other [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	27,605	26,945
Net realized/unrealized gains (losses) included in net income	696	949
Net realized/unrealized gains (losses) included in net AOCI		9
Purchases	4,279	2,852
Sales	(1,702)	(1,858)
Settlements	(837)	(685)
Currency Movement	(1,309)	(607)
Asset at end of period	28,732	27,605
Change in unrealized gains (losses) on assets still held	508	1,044
Level 3 [Member] | Segregated funds net assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	4,574	4,656
Net realized/unrealized gains (losses) included in net income	60	92
Purchases	261	356
Sales	(248)	(312)
Settlements	(54)	(19)
Transfer into Level 3		(12)
Transfer out of Level 3	(184)	(105)
Currency Movement	(154)	(82)
Asset at end of period	4,255	4,574
Change in unrealized gains (losses) on assets still held	45	93
Level 3 [Member] | FVTPL [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	966	1,346
Net realized/unrealized gains (losses) included in net income	15	(26)
Purchases	131	133
Sales	(97)	(193)
Settlements	(43)	(176)
Transfer into Level 3	24	58
Transfer out of Level 3	(21)	(128)
Currency Movement		(48)
Asset at end of period	975	966
Change in unrealized gains (losses) on assets still held	5	(5)
Level 3 [Member] | FVTPL [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	7
Purchases		7
Sales	(4)
Asset at end of period	3	7
Level 3 [Member] | FVTPL [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	272	310
Net realized/unrealized gains (losses) included in net income	(3)	3
Purchases	26	50
Sales	(58)	(41)
Settlements	(6)	(30)
Currency Movement	8	(20)
Asset at end of period	239	272
Change in unrealized gains (losses) on assets still held	(3)	1
Level 3 [Member] | FVTPL [Member] | Corporate [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	651	903
Net realized/unrealized gains (losses) included in net income	19	(29)
Purchases	105	83
Sales	(34)	(84)
Settlements	(29)	(134)
Transfer into Level 3	24	58
Transfer out of Level 3	(21)	(124)
Currency Movement	(5)	(22)
Asset at end of period	710	651
Change in unrealized gains (losses) on assets still held	10	(4)
Level 3 [Member] | FVTPL [Member] | Residential mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	2	15
Sales		(11)
Settlements		(1)
Currency Movement	(1)	(1)
Asset at end of period	1	2
Change in unrealized gains (losses) on assets still held	(1)	1
Level 3 [Member] | FVTPL [Member] | Commercial mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	6	70
Sales	(5)	(56)
Settlements	(1)	(4)
Currency Movement		(4)
Asset at end of period		6
Change in unrealized gains (losses) on assets still held		(3)
Level 3 [Member] | FVTPL [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	35	48
Net realized/unrealized gains (losses) included in net income	(1)
Sales		(1)
Settlements	(7)	(7)
Transfer out of Level 3		(4)
Currency Movement	(2)	(1)
Asset at end of period	25	35
Change in unrealized gains (losses) on assets still held	(1)
Level 3 [Member] | AFS [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	130	149
Net realized/unrealized gains (losses) included in net income	(1)	(1)
Net realized/unrealized gains (losses) included in net AOCI	1	1
Purchases	36	47
Sales	(26)	(44)
Settlements	(8)	(5)
Transfer into Level 3	1
Transfer out of Level 3		(9)
Currency Movement	3	(8)
Asset at end of period	136	130
Level 3 [Member] | AFS [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	51	42
Net realized/unrealized gains (losses) included in net income	(1)
Net realized/unrealized gains (losses) included in net AOCI	(2)
Purchases	14	18
Sales	(15)	(6)
Settlements	(2)
Transfer into Level 3	1
Currency Movement	1	(3)
Asset at end of period	47	51
Level 3 [Member] | AFS [Member] | Corporate [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	74	90
Net realized/unrealized gains (losses) included in net AOCI	4	(2)
Purchases	22	29
Sales	(10)	(32)
Settlements	(4)	(3)
Transfer out of Level 3		(5)
Currency Movement	2	(3)
Asset at end of period	88	74
Level 3 [Member] | AFS [Member] | Residential mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	1	8
Net realized/unrealized gains (losses) included in net income		(1)
Net realized/unrealized gains (losses) included in net AOCI	(1)	1
Sales		(6)
Currency Movement		(1)
Asset at end of period		1
Level 3 [Member] | AFS [Member] | Commercial mortgage asset-backed securities [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	2	4
Sales	(1)
Settlements	(1)	(1)
Currency Movement		(1)
Asset at end of period		2
Level 3 [Member] | AFS [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	2	5
Net realized/unrealized gains (losses) included in net AOCI		2
Settlements	(1)	(1)
Transfer out of Level 3		(4)
Asset at end of period	1	2
Level 3 [Member] | Real estate [Member] | Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	12,756	13,968
Net realized/unrealized gains (losses) included in net income	301	163
Purchases	1,257	681
Sales	(1,267)	(1,782)
Currency Movement	(518)	(274)
Asset at end of period	12,529	12,756
Change in unrealized gains (losses) on assets still held	CAD 264	CAD 197